Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
14. Derivative financial instruments
Total derivatives
Total derivatives
	2020			2019
	Notional contract amount	Fair value		Notional contract amount	Fair value
		Assets	Liabilities		Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Total derivative assets/(liabilities) held for trading	43,169,971	301,880	(299,795)	42,111,110	229,063	(228,617)
Total derivative assets/(liabilities) held for risk management	189,784	566	(980)	181,375	173	(587)
Derivative assets/(liabilities)	43,359,755	302,446	(300,775)	42,292,485	229,236	(229,204)

Derivatives held for trading and risk management

The fair values and notional amounts of derivative instruments held for trading and held for risk management are set out in the following table:

Derivatives held for trading and held for risk management
		2020			2019
	Notional contract amount	Fair value		Notional contract amount	Fair value
		Assets	Liabilities		Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Derivatives held for trading
Foreign exchange derivatives
OTC derivatives	5,461,057	84,401	(84,043)	4,906,647	56,480	(56,845)
Derivatives cleared by central counterparty	78,946	335	(335)	74,698	84	(145)
Exchange traded derivatives	14,034	3	(3)	18,520	12	(31)
Foreign exchange derivatives	5,554,037	84,739	(84,381)	4,999,865	56,576	(57,021)
Interest rate derivatives
OTC derivatives	13,547,990	170,808	(161,157)	12,627,808	140,207	(133,401)
Derivatives cleared by central counterparty	18,737,415	965	(885)	17,428,460	867	(1,093)
Exchange traded derivatives	2,971,966	371	(360)	5,041,948	1,251	(1,265)
Interest rate derivatives	35,257,371	172,144	(162,402)	35,098,216	142,325	(135,759)
Credit derivatives
OTC derivatives	384,900	3,674	(3,909)	399,386	5,253	(5,399)
Derivatives cleared by central counterparty	462,945	931	(1,095)	426,130	2,962	(2,687)
Credit derivatives	847,845	4,605	(5,004)	825,516	8,215	(8,086)
Equity and stock index derivatives
OTC derivatives	466,151	18,807	(26,094)	232,050	10,628	(15,785)
Exchange traded derivatives	927,114	20,165	(20,521)	841,994	10,178	(10,849)
Equity and stock index derivatives	1,393,265	38,972	(46,615)	1,074,044	20,806	(26,634)
Commodity derivatives
OTC derivatives	4,244	89	(110)	7,327	303	(256)
Exchange traded derivatives	113,209	1,331	(1,283)	106,142	838	(861)
Commodity derivatives	117,453	1,420	(1,393)	113,469	1,141	(1,117)
Derivative assets/(liabilities) held for trading	43,169,971	301,880	(299,795)	42,111,110	229,063	(228,617)

Total OTC derivatives	19,864,342	277,779	(275,313)	18,173,218	212,871	(211,686)
Total derivatives cleared by central counterparty	19,279,306	2,231	(2,315)	17,929,288	3,913	(3,925)
Total exchange traded derivatives	4,026,323	21,870	(22,167)	6,008,604	12,279	(13,006)
Derivative assets/(liabilities) held for trading	43,169,971	301,880	(299,795)	42,111,110	229,063	(228,617)

Derivatives held for risk management
Derivatives designated as cash flow hedges
OTC foreign exchange derivatives	6,596	351	-	-	-	-
OTC interest rate derivatives	2,433	35	-	1,195	7	(1)
Interest rate derivatives cleared by central counterparty	65,408	-	-	66,578	-	-
Derivatives designated as cash flow hedges	74,437	386	-	67,773	7	(1)
Derivatives designated as fair value hedges
OTC interest rate derivatives	11,116	155	(980)	8,379	136	(586)
Interest rate derivatives cleared by central counterparty	103,440	-	-	104,078	-	-
Derivatives designated as fair value hedges	114,556	155	(980)	112,457	136	(586)
Derivatives designated as hedges of net investments
OTC foreign exchange derivatives	791	25	-	1,145	30	-
Derivatives designated as hedges of net investments	791	25	-	1,145	30	-
Derivative assets/(liabilities) held for risk management	189,784	566	(980)	181,375	173	(587)

Total OTC derivatives	20,936	566	(980)	10,719	173	(587)
Total derivatives cleared by central counterparty	168,848	-	-	170,656	-	-
Derivative assets/(liabilities) held for risk management	189,784	566	(980)	181,375	173	(587)

Significant hedge accounting exposures impacted by the IBOR reform

The following table summarises the significant hedge accounting exposures impacted by the IBOR reform (see Note 41 for further updates) as at 31 December 2020:

		Nominal amount of hedged items directly impacted by IBOR reform	Nominal amount of hedging instruments directly impacted by IBOR reform
Current benchmark rate	Expected convergence to RFR	£m	£m
GBP London Interbank Offered rate (LIBOR)	Reformed Sterling Overnight Index Average (SONIA)	15,740	14,276
USD LIBOR	Secured Overnight Financing Rate (SOFR)	29,154	28,832
Euro Overnight Index Average (EONIA)	Euro Short-Term Rate (€STR)	5,128	5,128
JPY LIBOR	Tokyo Overnight Average (TONA)	1,262	1,262
CHF LIBOR	Swiss Average Rate Overnight (SARON)	145	145
All Other IBORs	Various Other RFRs	111	111
Total		51,540	49,754

Hedged items in fair value hedge accounting relationships and Hedged items in cash flow hedge accounting and hedges of net investments in foreign operations
Hedged items in fair value hedges
		Accumulated fair value adjustment included in carrying amount
Hedged item statement of financial position classification and risk category	Carrying amount	Total	Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	Change in fair value used as a basis to determine ineffectiveness	Hedge ineffectiveness recognised in the income statement[a]
	£m	£m	£m	£m	£m
2020
Assets
Loans and advances at amortised cost
- Interest rate risk	9,858	2,289	(638)	1,583	111
- Inflation risk	545	345	-	25	3
Debt securities classified at amortised cost
- Interest rate risk	1,440	23	-	18	(7)
- Inflation risk	4,071	(43)	-	453	3
Financial assets at fair value through other comprehensive income
- Interest rate risk	41,544	1,284	351	825	(13)
- Inflation risk	10,821	367	(9)	307	1
Total assets	68,279	4,265	(296)	3,211	98
Liabilities
Debt securities in issue
- Interest rate risk	(50,438)	(2,859)	(24)	(1,466)	(56)
Total liabilities	(50,438)	(2,859)	(24)	(1,466)	(56)
Total hedged items	17,841	1,406	(320)	1,745	42

2019
Assets
Loans and advances at amortised cost
- Interest rate risk	8,442	694	(643)	1,030	76
- Inflation risk	525	325	-	(2)	1
Debt securities classified at amortised cost
- Interest rate risk	2,974	(1)	-	(1)	-
- Inflation risk	2,258	(41)	-	(41)	1
Financial assets at fair value through other comprehensive income
- Interest rate risk	32,169	922	494	2,046	(4)
- Inflation risk	7,811	87	-	111	(16)
Total assets	54,179	1,986	(149)	3,143	58
Liabilities
Debt securities in issue
- Interest rate risk	(55,589)	(1,574)	(75)	(1,445)	(13)
Total liabilities	(55,589)	(1,574)	(75)	(1,445)	(13)
Total hedged items	(1,410)	412	(224)	1,698	45

Note

a Hedge ineffectiveness is recognised in net interest income.

Hedged items in cash flow hedges and hedges of net investments in foreign operations
Description of hedge relationship and hedged risk	Change in value of hedged item used as the basis for recognising ineffectiveness	Balance in cash flow hedging reserve for continuing hedges	Balance in currency translation reserve for continuing hedges	Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	Balances remaining in currency translation reserve for which hedge accounting is no longer applied	Hedging gains or losses recognised in other comprehensive income	Hedge ineffectiveness recognised in the income statement[a]
	£m	£m	£m	£m	£m	£m	£m
2020
Cash flow hedge of:
Interest rate risk
Loans and advances at amortised cost	(1,124)	(598)	-	(1,370)	-	(1,124)	27
Foreign exchange risk
Loans and advances at amortised cost	(70)	(15)	-	-	-	(70)	-
Debt securities classified at amortised cost	(278)	(65)	-	-	-	(278)	-
Inflation risk
Debt securities classified at amortised cost	(41)	(65)	-	-	-	(41)	1
Total cash flow hedge	(1,513)	(743)	-	(1,370)	-	(1,513)	28
Hedge of net investment in foreign operations
USD foreign operations	(240)	-	857	-	-	(240)	-
EUR foreign operations	(17)	-	(2)	-	-	(17)	-
Other foreign operations	(9)	-	47	-	186	(9)	-
Total foreign operations	(266)	-	902	-	186	(266)	-

2019
Cash flow hedge of:
Interest rate risk
Loans and advances at amortised cost	(696)	(223)	-	(1,072)	-	(706)	43
Inflation risk
Debt securities classified at amortised cost	(29)	(26)	-	-	-	(25)	2
Total cash flow hedge	(725)	(249)	-	(1,072)	-	(731)	45
Hedge of net investment in foreign operations
USD foreign operations	215	-	1,087	-	-	215	-
EUR foreign operations	70	-	(1)	-	16	70	-
Other foreign operations	3	-	1	-	240	3	-
Total foreign operations	288	-	1,087	-	256	288	-

Note

a Hedge ineffectiveness is recognised in net interest income.

Hedging instruments which are carried on the Group's balance sheet
		Carrying value			Nominal amount	Change in fair value used as a basis to determine ineffectiveness	Nominal amount directly impacted by IBOR reform
		Derivative assets	Derivative liabilities	Loan liabilities
Hedge type	Risk category	£m	£m	£m	£m	£m	£m
As at 31 December 2020
Fair value	Interest rate risk	120	(166)	-	103,623	(925)	30,072
	Inflation risk	35	(815)	-	10,933	(778)	1,487
	Total	155	(980)	-	114,556	(1,703)	31,559

As at 31 December 2019
Fair value	Interest rate risk	110	(44)	-	104,568	(1,571)	55,552
	Inflation risk	26	(542)	-	7,889	(82)	6,101
	Total	136	(586)	-	112,457	(1,653)	61,653

		Carrying value			Nominal amount	Change in fair value used as a basis to determine ineffectiveness	Nominal amount directly impacted by IBOR reform
		Derivative assets	Derivative liabilities	Loan liabilities
Hedge type	Risk category	£m	£m	£m	£m	£m	£m
As at 31 December 2020
Cash flow	Interest rate risk	33	-	-	65,042	1,151	18,195
	Foreign exchange risk	351	-	-	6,596	348	-
	Inflation risk	2	-	-	2,799	42	-
	Total	386	-	-	74,437	1,541	18,195
Net investment	Foreign exchange risk	25	-	(8,660)	9,451	265	-

As at 31 December 2019
Cash flow	Interest rate risk	3	(1)	-	66,515	739	15,223
	Inflation risk	4	-	-	1,258	31	-
	Total	7	(1)	-	67,773	770	15,223
Net investment	Foreign exchange risk	30	-	(10,051)	11,196	288	-

The expected notional values of current hedging instruments in future years

The following table profiles the expected notional values of current hedging instruments in future years:

	2020	2021	2022	2023	2024	2025	2026 and later
As at 31 December	£m	£m	£m	£m	£m	£m	£m
Fair value hedges of:
Interest rate risk (outstanding notional amount)	103,623	94,402	81,916	72,281	58,001	47,244	40,243
Inflation risk (outstanding notional amount)	10,933	10,128	8,817	7,966	6,051	5,062	4,348

Effect on the income statement and OCI of recycling amounts in respect of Cash flow hedges and Net investment hedges of foreign operations

The effect on the income statement and other comprehensive income of recycling amounts in respect of cash flow hedges and net investment hedges of foreign operations is set out in the following table:

	2020		2019
	Amount recycled from other comprehensive income due to hedged item affecting income statement	Amount recycled from other comprehensive income due to sale of investment, or cash flows no longer expected to occur	Amount recycled from other comprehensive income due to hedged item affecting income statement	Amount recycled from other comprehensive income due to sale of investment, or cash flows no longer expected to occur
Description of hedge relationship and hedged risk	£m	£m	£m	£m
Cash flow hedge of interest rate risk
Recycled to net interest income	489	17	259	18
Cash flow hedge of foreign exchange risk
Recycled to net interest income	268	-	-	-
Hedge of net investment in foreign operations
Recycled to other income	-	(4)	-	15